UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1530

Name of Registrant:	Vanguard Explorer Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2004 - April 30, 2005

Item 1:	Reports to Shareholders

Vanguard® Explorer™ Fund

April 30, 2005

CONTENTS

1	CHAIRMAN'S LETTER

6	FUND PROFILE

7	GLOSSARY OF INVESTMENT TERMS

8	PERFORMANCE SUMMARY

9	FINANCIAL STATEMENTS

29	ABOUT YOUR FUND'S EXPENSES

30	ADVISORY AGREEMENT

SUMMARY

•	Vanguard Explorer Fund’s Investor Shares returned 2.2% during the first half of the fund’s 2005 fiscal year, surpassing the returns of both the average competing fund and the benchmark index.

•	The gains of large-capitalization stocks exceeded those of small-cap stocks in the period, while value-oriented issues outpaced growth-oriented ones.

•	The advisors’ good stock selection in the health care, financial services, and materials & processing sectors helped the fund’s results.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:

Put your interests first at all times.

•	Put your interests first at all times.

•	Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.

•	Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.

•	Communicate candidly not only about the rewards of investing but also about the risks and costs.

•	Maintain highly effective controls to safeguard your assets and protect your confidential information.

•	Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

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CHAIRMAN'S LETTER

Dear Shareholder,

During the six months ended April 30, 2005, the U.S. equity market struggled under the weight of high energy prices, mounting inflationary pressures, and rising interest rates. Against this backdrop, the Explorer Fund’s Investor Shares returned 2.2%, which exceeded the return of the average mutual fund peer by 3 percentage points and was twice that of the primary benchmark index. However, the Investor Shares’ performance fell 1.3 percentage points shy of that of the broad U.S. market. (The fund’s Admiral Shares returned 2.3% in the period.)

Total Returns	Six Months Ended April 30, 2005
Vanguard Explorer Fund
Investor Shares	2.2%
Admiral Shares	2.3
Russell 2500 Growth Index	1.1
Average Small-Cap Growth Fund*	-0.8
Dow Jones Wilshire 5000 Index	3.5

*Derived from data provided by Lipper Inc.

The adjacent table presents the fund's total returns (capital change plus reinvested distributions), as well as those of the Russell 2500 Growth Index, the average small-capitalization growth fund, and the Dow Jones Wilshire 5000 Composite Index, a proxy for the broad stock market. The table on page 5 shows the beginning and ending share prices of the fund, as well as per-share distributions during the period.

STOCKS STALLED AMID UNCERTAINTY

U.S. stocks rallied in the final months of 2004, then drifted lower as the New Year began. Although the economy registered respectable growth during the fiscal half-year, concern about the strength and durability of the expansion seemed to dictate the market's direction. Segments of corporate America generated unexpectedly robust profits, for example,

Admiral™Shares

A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

but every instance of good news seemed to be overshadowed by a high-profile disappointment. Persistently high oil prices and other specters of inflation also cast a pall on the market's mood.

The broad stock market, as measured by the Dow Jones Wilshire 5000 Index, returned 3.5% for the six months. As has been the case for much of the past five years, value-oriented stocks outpaced their growth-oriented counterparts. In a reversal of recent trends, large-cap stocks bested the market's smaller companies. On balance, international stocks generated higher returns than the U.S. market.

THE FED STEPPED TO THE FORE

In the bond market, the Federal Reserve Board commanded the spotlight, signaling that its near-term objective was to short-circuit any surge in inflation. The Fed raised its target for the federal funds rate to 2.75% during the half-year, a full percentage point higher than its level at the start of the period. (In early May, the Fed raised the target to 3.00%.) The yield of the 3-month U.S. Treasury bill paralleled the Fed's actions, rising steadily to close the period at 2.89%.

Market Barometer	Total Returns Periods Ended April 30, 2005
	Six Months	One Year	Five Years*
Stocks
Russell 1000 Index (Large-caps)	4.0%	7.2%	-2.7%
Russell 2000 Index (Small-caps)	-0.1	4.7	4.1
Dow Jones Wilshire 5000 Index	3.5	7.0	-2.0
(Entire market)
MSCI All Country World Index
ex USA (International)	9.1	16.9	0.6

Bonds
Lehman Aggregate Bond Index	1.0%	5.3%	7.5%
(Broad taxable market)
Lehman Municipal Bond Index	1.9	6.8	7.0
Citigroup 3-Month Treasury Bill Index	1.1	1.7	2.6

CPI
Consumer Price Index	1.9%	3.5%	2.6%

*Annualized.

The impact on longer-term securities was less pronounced. The yield of the benchmark 10-year Treasury note rose 0.18 percentage point to 4.20%, while the yields of the longest-term securities declined modestly.

THE FUND HELD ITS OWN IN A CHALLENGING MARKET ENVIRONMENT

As noted, your fund outpaced both its average peer and its benchmark index during the half-year, with returns of 2.2% for the Investor Shares and 2.3% for the Admiral Shares.

The Explorer Fund’s multimanager approach offers broad-based exposure to hundreds of small-cap stocks that the advisors believe are poised to benefit from strong earnings growth. The combination of several talented managers in a single fund promotes broad diversification, while preserving

Annualized Expense Ratios:
Your fund compared with its peer group
	Investor Shares	Admiral Shares	Average Small-Cap Growth Fund
Explorer Fund	0.55%	0.40%	1.71%*

*Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2004.

opportunities for outperformance—goals that can be hard to reconcile in a single-manager small-cap portfolio. To incorporate additional diversification, the fund’s board of trustees in February appointed a sixth investment advisor, Kalmar Investment Advisers of Wilmington, Delaware.

The advisors’ solid stock selection played an important part in the fund’s small gains in the period. This was most evident in the health care sector—the fund’s second-largest sector weighting—which provided more than half of the fund’s total return. Managed-care holdings posted very good results, offsetting weak showings from biotechnology and pharmaceutical holdings. In the financial services sector, which was beset by the fallout from rising interest rates and insurance-industry turmoil, the advisors’ stock choices posted a small positive return that contrasted with the index sector’s negative return. In materials & processing, astute stock selection made the difference, as the return of the fund’s holdings handily outpaced the return of the index sector.

Fund Assets Managed	April 30, 2005
	$ Million	Percentage
Grantham, Mayo, Van Otterloo & Co. LLC	$2,504	28%
Vanguard Quantitative Equity Group	2,095	23
Granahan Investment Management, Inc.	1,802	20
Wellington Management Company, LLP	1,317	15
Chartwell Investment Partners	652	7
Kalmar Investment Advisers	372	4
Cash Investments*	254	3

Total	$8,996	100%

*These short-term reserves are invested by Vanguard in equity index products to simulate investment in stocks. Each advisor may also maintain a modest cash position.

On the negative side, some poor stock selection led to a disappointing showing from the fund’s technology holdings. Numerous tech holdings saw poor sales and earnings and were troubled by an increasingly competitive environment. As a group, the fund’s tech holdings were the largest drag on performance, declining nearly –9% in the period.

As always, your fund’s advisors continue to search for “growth at a reasonable price.” Although their respective strategies vary, their portfolios tend to screen out a large number of the more highly valued, speculative stocks that other small-cap managers may snap up in pursuit of high returns.

DIVERSIFICATION AND BALANCE NEVER GO OUT OF STYLE

Investment trends come and go, and investors expend vast amounts of effort and money in pursuit of the best-performing sectors, styles, and funds. Over the years, Vanguard has repeatedly counseled investors to avoid chasing performance, to tune out the markets’ “noise,” and to maintain focus. Unlike some of those “here today, gone tomorrow” trends, a carefully crafted investment plan, grounded in the principles of diversification and balance, never goes out of style.

If you choose low-cost, diversified mutual funds to implement your plan, and then remain on that course through good and bad times, you will enhance your prospects of meeting your goals. Although you may not see your portfolio rise to the loftiest heights in the short run, you improve your chances of avoiding the depths of market downturns. The Explorer Fund can be a valuable way to gain exposure to smaller stocks within a portfolio that already has broad exposure to large-cap stocks.

If you would like some help in fine-tuning your investment plan, or are interested in exploring a vast array of educational material useful to both beginning and seasoned investors, I encourage you to visit Vanguard.com. Our website also provides many interactive tools that you will find useful.

Thank you for your continued confidence in Vanguard.

Sincerely,

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

MAY 16, 2005

Your Fund's Performance at a Glance		October 31, 2004-April 30, 2005

			Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains
Explorer Fund
Investor Shares	$67.01	$68.45	$0.000	$0.073
Admiral Shares	62.37	63.76	0.000	0.068

FUND PROFILE
As of 4/30/2005	This Profile provides a snapshot of the fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 7.

EXPLORER FUND
Portfolio Characteristics
	Fund	Comparative Index*	Broad Index**
Number of Stocks	985	1,713	4,949
Median Market Cap	$1.6B	$1.7B	$26.4B
Price/Earnings Ratio	22.6x	24.8x	21.2x
Price/Book Ratio	2.8x	3.1x	2.6x
Yield		0.6%	1.7%
Investor Shares	0.1%
Admiral Shares	0.2%
Return on Equity	11.9%	14.1%	15.0%
Earnings Growth Rate	16.4%	17.6%	9.0%
Foreign Holdings	2.5%	0.0%	1.0%
Turnover Rate	86%†	—	—
Expense Ratio		—	—
Investor Shares	0.55%†
Admiral Shares	0.40%†
Short-Term Reserves	3%	—	—

Volatility Measures
	Fund	Comparative Index*	Fund	Broad Index**
R-Squared	0.99	1.00	0.84	1.00
Beta	0.97	1.00	1.18	1.00

Sector Diversification (% of portfolio)
	Fund	Comparative Index*	Broad Index**
Auto & Transportation	4%	4%	2%
Consumer Discretionary	24	26	16
Consumer Staples	0	1	7
Financial Services	12	12	23
Health Care	20	19	13
Integrated Oils	0	0	4
Other Energy	6	5	3
Materials & Processing	6	5	4
Producer Durables	7	9	5
Technology	16	17	12
Utilities	2	2	7
Other	0	0	4

Short-Term Reserves	3%	—	—

*Russell 2500 Growth Index.
**Dow Jones Wilshire 5000 Index.
†Annualized.

Ten Largest Holdings (% of total net assets)
Nextel Partners, Inc.	0.6%
(telecommunications)
Bausch & Lomb, Inc.	0.6
(medical)
American Eagle Outfitters, Inc.	0.5
(retail)
Foot Locker, Inc.	0.5
(retail)
MSC Industrial Direct Co., Inc. Class A	0.5
(industrial manufacturing)
Humana Inc.	0.5
(health care)
Urban Outfitters, Inc.	0.4
(retail)
CACI International, Inc.	0.4
(computer services)
Covance, Inc.	0.4
(pharmaceuticals)
CapitalSource Inc.	0.4
(financial services)

Top Ten	4.8%

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

   Visit our website at Vanguard.com
for regularly updated fund information.

GLOSSARY OF INVESTMENT TERMS

Beta.   A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors).

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

PERFORMANCE SUMMARY
As of 4/30/2005	All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

EXPLORER FUND

Fiscal-Year Total Returns (%) October 31, 1994–April 30, 2005

  *Six months ended April 30, 2005.
Note: See Financial Highlights tables on pages 24 and 25 for dividend and capital gains information.

Average Annual Total Returns for periods ended March 31, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.
				Since Inception
	Inception Date	One Year	Five Years	Capital	Income	Total

Explorer Fund
Investor Shares	12/11/1967	4.89%	2.56%	11.07%	0.29%	11.36%
Admiral Shares	11/12/2001	5.03	9.29*	—	—	—

*Return since inception.

As of 4/30/2005	FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund's semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC's website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room (see the back cover of this report for further information).

Explorer Fund	Shares	Market Value^ (000)
COMMON STOCKS (95.2%) (1)

Auto & Transportation (3.9%)
*Swift Transportation Co., Inc.	1,157,272	$ 24,685
*AMR Corp.	2,282,900	23,902
J.B. Hunt Transport
Services, Inc.	598,400	23,391
CNF Inc.	538,900	23,038
*Yellow Roadway Corp.	451,600	22,128
Tidewater Inc.	611,275	21,071
*Landstar System, Inc.	589,000	18,053
C.H. Robinson Worldwide, Inc.	296,300	15,289
Knight Transportation, Inc.	722,900	15,275
Heartland Express, Inc.	802,140	14,872
*AirTran Holdings, Inc.	1,771,300	14,702
UTI Worldwide, Inc.	193,555	12,415
Oshkosh Truck Corp.	160,300	12,047
Polaris Industries, Inc.	192,101	11,057
*EGL, Inc.	495,185	9,661
Winnebago Industries, Inc.	320,400	9,336
Thor Industries, Inc.	298,200	8,036
*Aviall Inc.	270,000	7,897
*Tenneco Automotive, Inc.	475,500	6,101
Wabash National Corp.	235,100	5,995
*General Maritime Corp.	120,200	5,271
Arkansas Best Corp.	167,000	5,265
Overseas Shipholding Group Inc.	87,800	4,955
*ExpressJet Holdings, Inc.	506,900	4,501
Florida East Coast
Industries, Inc. Class A	100,200	4,269
Forward Air Corp.	165,931	3,992
Gentex Corp.	120,050	3,897
*Old Dominion Freight Line, Inc.	135,500	3,808
*Mesa Air Group Inc.	710,500	3,787
Visteon Corp.	1,013,800	3,548
*The Goodyear Tire & Rubber Co.	168,000	1,994
*Aftermarket Technology Corp.	122,561	1,895
Superior Industries
International, Inc.	51,500	1,047
*Hub Group, Inc.	4,200	231

		347,411

Explorer Fund	Shares	Market Value^ (000)
Consumer Discretionary (23.1%)
Advertising Agencies (1.4%)
Catalina Marketing Corp.	1,137,100	$ 26,438
*ValueClick, Inc.	2,280,362	23,625
*Lamar Advertising Co. Class A	563,185	21,052
ADVO, Inc.	446,700	12,869
*Marchex, Inc.	630,400	10,641
*R.H. Donnelley Corp.	169,300	9,642
*Valassis Communications, Inc.	219,600	7,741
*aQuantive, Inc.	570,975	6,338
Harte-Hanks, Inc.	170,800	4,868
*Ventiv Health, Inc.	199,400	4,157

Cable Television Services (0.3%)
*Astro All Asia Networks PLC	7,458,300	10,221
*TiVo Inc.	1,647,100	9,273
*Charter Communications, Inc.	6,808,500	7,898

Casinos & Gambling (1.3%)
Boyd Gaming Corp.	429,600	22,674
Station Casinos, Inc.	330,785	21,346
*Argosy Gaming Co.	338,600	15,555
*Aztar Corp.	488,700	13,346
*Scientific Games Corp.	368,735	7,917
Ameristar Casinos, Inc.	124,555	6,141
Harrah's Entertainment, Inc.	89,695	5,886
*Pinnacle Entertainment, Inc.	336,400	5,100
*WMS Industries, Inc.	168,025	4,268
*Shuffle Master, Inc.	166,500	4,194
*Isle of Capri Casinos, Inc.	166,900	4,032
*Multimedia Games Inc.	177,000	1,400
*MTR Gaming Group Inc.	126,000	1,387

Commercial Information Services (0.2%)
*Ask Jeeves, Inc.	367,595	9,995
*ProQuest Co.	185,700	6,024
infoUSA Inc.	169,128	1,857

Communications & Media (0.0%)
*Entravision Communications Corp.	226,800	1,785

Consumer Electronics (1.1%)
*Take-Two Interactive
Software, Inc.	862,050	20,284
*Activision, Inc.	865,476	12,515
*InfoSpace, Inc.	371,921	11,526
*iVillage Inc.	1,720,400	11,269
*Earthlink, Inc.	950,100	8,722
THQ Inc.	326,984	8,247
*CNET Networks, Inc.	726,596	7,204
*United Online, Inc.	618,321	5,435
*Lifeline Systems, Inc.	127,600	4,351
*VeriSign, Inc.	148,425	$3,927
*DoubleClick Inc.	347,500	2,794
*NetFlix.com, Inc.	168,600	1,949
Harman International
Industries, Inc.	23,900	1,878
*Dolby Laboratories Inc.	53,015	1,084

Consumer Products (0.5%)
*Playtex Products, Inc.	1,212,100	12,303
Matthews International Corp.	191,442	6,817
*Jarden Corp.	141,410	6,317
Tupperware Corp.	237,100	5,003
*The Yankee Candle Co., Inc.	155,600	4,324
Blyth, Inc.	129,400	3,547
Nautilus Inc.	90,150	2,241
Oakley, Inc.	146,800	1,960

Cosmetics (0.4%)
*Helen of Troy Ltd.	590,000	16,485
Nu Skin Enterprises, Inc.	725,000	15,950
*Revlon, Inc. Class A	1,212,100	3,564
*Elizabeth Arden, Inc.	48,100	1,053

Education-Services (0.5%)
*ITT Educational Services, Inc.	406,500	18,691
*Laureate Education Inc.	269,482	11,970
*Education Management Corp.	301,740	8,449
*Bright Horizons Family
Solutions, Inc.	200,000	6,778
Renaissance Learning, Inc.	11,200	187
*Corinthian Colleges, Inc.	12,700	180

Electrical-Household Appliances (0.0%)
Maytag Corp.	283,200	2,744

Entertainment (0.3%)
*LodgeNet Entertainment Corp.	799,800	13,021
Movie Gallery, Inc.	238,686	6,452
*Gaylord Entertainment Co.	140,600	5,624

Hotel/Motel (0.3%)
Hilton Hotels Corp.	558,490	12,192
The Marcus Corp.	357,600	6,848
Intrawest Corp.	320,100	6,447
*Wynn Resorts Ltd.	84,020	4,448

Household Equipment & Products (0.0%)
The Stanley Works	78,800	3,391

Household Furnishings (0.4%)
Furniture Brands International Inc.	646,300	12,525
Ethan Allen Interiors, Inc.	312,000	9,401

Explorer Fund	Shares	Market Value^ (000)
*Tempur-Pedic International Inc.	445,500	$ 8,505
American Woodmark Corp.	79,600	2,534

Jewelry, Watches & Gems (0.2%)
*Fossil, Inc.	771,150	17,937

Leisure Time (0.4%)
*Penn National Gaming, Inc.	763,400	24,047
SCP Pool Corp.	211,262	6,883
*Great Wolf Resorts, Inc.	188,010	3,991
*Life Time Fitness, Inc.	28,900	782

Miscellaneous Business & Consumer Discretionary (0.1%)
Techtronic Industries Co.
Ltd. ADR	654,500	7,283

Publishing-Miscellaneous (0.4%)
*Playboy Enterprises, Inc.
Class B	1,037,000	12,527
*(2) Hollywood Media Corp.	1,825,023	8,979
Reader's Digest Association, Inc.	156,900	2,667
*PRIMEDIA Inc.	446,000	1,971
Thomas Nelson, Inc.	80,100	1,921
*Martha Stewart Living
Omnimedia, Inc.	87,300	1,766
John Wiley & Sons Class A	47,000	1,700

Publishing-Newspapers (0.0%)
*Journal Register Co.	64,000	1,012
Hollinger International, Inc.	65,200	614

Radio & Television Broadcasters (0.1%)
*Radio One, Inc. Class D	587,200	7,675
Sinclair Broadcast Group, Inc.	408,918	3,132
*Salem Communications Corp.	42,900	825
Gray Television, Inc.	39,900	525
*Beasley Broadcast Group, Inc.	9,800	154

Rent & Lease Services-Consumer (0.2%)
Aaron Rents, Inc. Class B	308,275	6,770
*Wesco International, Inc.	257,800	6,234
*Rent-A-Center, Inc.	255,300	6,137
Amerco, Inc.	57,300	2,632

Restaurants (2.1%)
Darden Restaurants Inc.	669,000	20,070
*Rare Hospitality International Inc.	573,600	15,958
*California Pizza Kitchen, Inc.	623,388	14,213
*CEC Entertainment Inc.	375,950	13,609
*Sonic Corp.	378,993	12,143
Applebee's International, Inc.	474,873	11,767
Ruby Tuesday, Inc.	510,700	11,491
*CKE Restaurants Inc.	764,400	11,344
*Jack in the Box Inc.	287,000	10,493
*Brinker International, Inc.	294,600	9,957
Outback Steakhouse	228,600	9,235
*Red Robin Gourmet Burgers	190,475	9,230
CBRL Group, Inc.	232,189	8,946
*Panera Bread Co.	148,200	7,413
*Papa John's International, Inc.	210,378	7,212
*P.F. Chang's China Bistro, Inc.	114,700	6,368
*Texas Roadhouse, Inc.	132,125	3,438
*The Cheesecake Factory	81,000	2,486

Retail (7.4%)
American Eagle Outfitters, Inc.	1,808,800	47,427
Foot Locker, Inc.	1,654,200	44,101
MSC Industrial
Direct Co., Inc. Class A	1,515,189	40,713
*Urban Outfitters, Inc.	911,600	40,384
*O'Reilly Automotive, Inc.	550,050	28,229
Abercrombie & Fitch Co.	481,380	25,970
Michaels Stores, Inc.	759,825	25,226
*Pacific Sunwear of California, Inc.	959,825	21,702
*Insight Enterprises, Inc.	1,018,210	18,430
*Hibbett Sporting Goods, Inc.	658,650	17,764
*Genesco, Inc.	666,000	17,136
*Priceline.com, Inc.	660,840	16,759
Claire's Stores, Inc.	754,200	16,457
*Men's Wearhouse, Inc.	380,400	15,699
Fred's, Inc.	1,055,600	15,243
Borders Group, Inc.	620,000	14,998
bebe stores, inc	410,625	13,271
The Neiman Marcus
Group, Inc. Class A	129,600	12,742
*Chico's FAS, Inc.	494,000	12,661
*GameStop Corp.	488,625	12,025
*Aeropostale, Inc.	410,250	11,458
*United Natural Foods, Inc.	415,137	11,126
Tractor Supply Co.	251,150	10,101
*The Children's Place
Retail Stores, Inc.	269,103	10,013
*CSK Auto Corp.	600,000	9,306
*PETCO Animal Supplies, Inc.	292,330	9,150
*The Pantry, Inc.	282,600	9,049
*Global Imaging Systems, Inc.	250,278	8,682
*Barnes & Noble, Inc.	221,399	7,882
PETsMART, Inc.	288,600	7,691
*Tuesday Morning Corp.	290,000	7,615
The Pep Boys
(Manny, Moe & Jack)	506,650	7,184
United Auto Group, Inc.	225,700	6,396
*Dollar Tree Stores, Inc.	259,300	6,350
CDW Corp.	101,625	5,558

Explorer Fund	Shares	Market Value^ (000)
*Central Garden and Pet Co.	122,205	$ 5,082
*Zale Corp.	187,100	5,057
*Dick's Sporting Goods, Inc.	159,100	4,894
*Guitar Center, Inc.	95,200	4,698
Fastenal Co.	87,100	4,665
*Coldwater Creek Inc.	258,150	4,315
*BJ's Wholesale Club, Inc.	149,900	3,995
*MarineMax, Inc.	145,245	3,929
Pier 1 Imports Inc.	266,200	3,865
*Too Inc.	165,800	3,815
*Hot Topic, Inc.	184,500	3,688
Blockbuster Inc. Class A	330,600	3,273
Ross Stores, Inc.	116,300	3,108
*Jos. A. Bank Clothiers, Inc.	94,425	3,097
*Overstock.com, Inc.	77,090	2,720
*Stein Mart, Inc.	131,600	2,666
Christopher & Banks Corp.	168,600	2,634
Cost Plus, Inc.	104,150	2,415
Talbots Inc.	89,300	2,282
*Electronics Boutique
Holdings Corp.	38,835	2,164
*Cabela's Inc.	89,600	1,786
*GameStop Corp. Class B	70,142	1,637
*Stage Stores, Inc.	41,019	1,551
*The Dress Barn, Inc.	67,400	1,159

Services-Commercial (3.9%)
*Getty Images, Inc.	419,375	30,006
*MPS Group, Inc.	2,645,945	21,141
*Labor Ready, Inc.	1,098,128	18,328
Regis Corp.	502,400	17,951
*The Advisory Board Co.	376,225	15,312
The Brink's Co.	455,800	14,704
The Corporate
Executive Board Co.	219,515	14,429
*Navigant Consulting, Inc.	549,325	12,893
*Korn/Ferry International	880,218	12,675
*CRA International	240,200	12,586
*CoStar Group, Inc.	317,200	12,545
*Monster Worldwide Inc.	483,828	11,133
*Copart, Inc.	513,298	11,128
*Wireless Facilities, Inc.	1,823,800	9,648
*West Corp.	289,759	9,385
ChoicePoint Inc.	214,925	8,483
Chemed Corp.	118,375	8,386
*Harris Interactive Inc.	1,879,000	7,817
Hewitt Associates, Inc.	291,775	7,764
Robert Half International, Inc.	303,780	7,540
*Weight Watchers
International, Inc.	174,600	7,290
MAXIMUS, Inc.	226,425	6,951
*Iron Mountain, Inc.	232,700	6,911
*Resources Global Professionals	338,600	6,471
*Coinstar, Inc.	376,600	6,455
Jackson Hewitt Tax Service Inc.	325,300	5,992
Sabre Holdings Corp.	299,500	5,858
Aramark Corp. Class B	231,900	5,684
*Waste Connections, Inc.	139,900	4,927
*Heidrick & Struggles
International, Inc.	180,725	4,674
*Teletech Holdings Inc.	425,746	4,470
Pre-Paid Legal Services, Inc.	112,595	4,021
*Vertrue Inc.	122,872	3,737
*Autobytel Inc.	608,900	2,904
Manpower Inc.	63,600	2,452
World Fuel Services Corp.	89,900	2,248
*AMN Healthcare Services, Inc.	133,172	1,967
Gevity HR, Inc.	114,000	1,830
*DiamondCluster International, Inc.	113,100	1,408
*Convergys Corp.	92,900	1,204
*Gartner, Inc. Class B	92,087	774

Shoes (0.5%)
*Timberland Co.	237,800	16,420
K-Swiss, Inc.	314,595	9,438
Finish Line, Inc.	409,189	7,374
Kenneth Cole Productions, Inc.	113,600	3,406
*Deckers Outdoor Corp.	152,500	3,213
*Skechers U.S.A., Inc.	249,018	3,048
*Steven Madden, Ltd.	93,400	1,483

Textiles-Apparel Manufacturing (0.9%)
*Quiksilver, Inc.	632,100	17,414
*Guess ?, Inc.	1,078,200	14,038
Phillips-Van Heusen Corp.	399,900	10,349
*The Warnaco Group, Inc.	416,700	9,359
*World Co. Ltd.	238,200	7,890
*Carter's, Inc.	187,900	7,088
*Columbia Sportswear Co.	122,500	5,268
Liz Claiborne, Inc.	113,200	4,011
Polo Ralph Lauren Corp.	73,760	2,589

Toys (0.1%)
*Leapfrog Enterprises, Inc.	780,000	7,808
*Marvel Enterprises Inc.	95,700	1,876

Wholesalers (0.1%)
*Brightpoint, Inc.	204,950	4,329
*United Stationers, Inc.	90,300	3,809
*Tech Data Corp.	90,600	3,310

		2,080,938

Explorer Fund	Shares	Market Value^ (000)
Consumer Staples (0.6%)
*Performance Food Group Co.	619,100	$ 16,648
Pilgrim's Pride Corp.	215,500	7,777
*Constellation Brands, Inc.
Class A	140,900	7,427
*7-Eleven, Inc.	264,300	6,182
*Rite Aid Corp.	1,230,900	4,468
Sanderson Farms, Inc.	100,400	3,638
*NBTY, Inc.	152,300	3,247
Nash-Finch Co.	69,000	2,441
Church & Dwight, Inc.	52,050	1,875
Longs Drug Stores, Inc.	47,900	1,741
*Boston Beer Co., Inc. Class A	73,700	1,474

		56,918

Financial Services (11.0%)
*CapitalSource Inc.	1,823,525	38,294
*CheckFree Corp.	734,300	26,934
*Alliance Data Systems Corp.	654,905	26,457
Cullen/Frost Bankers, Inc.	580,500	25,147
Global Payments Inc.	387,330	25,083
*La Quinta Corp. REIT	2,868,815	24,959
*The First Marblehead Corp.	631,915	24,348
*Euronet Worldwide, Inc.	802,600	23,725
Avalonbay Communities, Inc.
REIT	279,300	20,110
City National Corp.	282,100	19,888
Ryder System, Inc.	534,700	19,746
Legg Mason Inc.	271,220	19,219
*Providian Financial Corp.	1,096,700	18,282
Jefferies Group, Inc.	494,400	17,897
SEI Investments Co.	528,000	17,324
*Investment Technology
Group, Inc.	879,600	16,721
*Affiliated Managers Group, Inc.	261,390	16,345
Cash America International Inc.	1,082,300	16,072
Westcorp, Inc.	350,500	15,681
IndyMac Bancorp, Inc.	385,200	14,822
Eaton Vance Corp.	621,915	14,571
*BISYS Group, Inc.	1,012,369	14,295
Regency Centers Corp. REIT	262,900	13,842
*Ocwen Financial Corp.	1,883,777	13,714
Redwood Trust, Inc. REIT	268,200	13,442
Reinsurance Group
of America, Inc.	297,500	13,304
Assured Guaranty Ltd.	681,000	12,980
Apartment Investment &
Management Co.
Class A REIT	322,300	12,286
Webster Financial Corp.	269,000	12,226
Fremont General Corp.	533,000	11,561
*S1 Corp.	2,162,177	11,416
American Capital Strategies, Ltd.	341,585	10,924
*CB Richard Ellis Group, Inc.	306,075	10,636
*Signature Bank	413,450	10,183
TCF Financial Corp.	387,300	9,795
Brown & Brown, Inc.	223,300	9,769
*Silicon Valley Bancshares	197,019	9,339
*United Rentals, Inc.	491,900	9,046
FactSet Research Systems Inc.	316,600	8,789
*Portfolio Recovery
Associates, Inc.	243,800	8,765
*Nasdaq Stock Market Inc.	562,300	8,429
Catellus Development Corp. REIT	297,900	8,252
John H. Harland Co.	211,000	7,596
UCBH Holdings, Inc.	477,954	7,518
*E*TRADE FINANCIAL Corp.	674,145	7,490
GATX Corp.	221,400	7,244
People's Bank	173,200	7,193
East West Bancorp, Inc.	216,500	6,954
First American Corp.	187,200	6,702
The Phoenix Cos., Inc.	586,800	6,648
*Accredited Home
Lenders Holding Co.	166,792	6,627
Student Loan Corp.	33,500	6,491
*Nelnet, Inc.	201,900	6,431
Bank of Hawaii Corp.	133,100	6,302
*The Dun & Bradstreet Corp.	99,600	6,219
Flagstar Bancorp, Inc.	317,100	6,038
*WellChoice Inc.	104,620	5,880
*Arch Capital Group Ltd.	146,800	5,871
Nuveen Investments, Inc. Class A	172,340	5,858
*CompuCredit Corp.	218,300	5,783
Zenith National Insurance Corp.	99,600	5,728
*iPayment Holdings, Inc.	156,743	5,704
Arthur J. Gallagher & Co.	204,500	5,693
StanCorp Financial Group, Inc.	73,300	5,609
Apollo Investment Corp.	347,325	5,509
Host Marriott Corp. REIT	317,605	5,342
Boston Private
Financial Holdings, Inc.	226,575	5,062
First Industrial Realty Trust REIT	132,400	5,058
Federated Investors, Inc.	177,400	5,047
Equifax, Inc.	146,900	4,943
*Digital Insight Corp.	226,243	4,541
Fair, Isaac, Inc.	134,675	4,428
Associated Banc-Corp	141,600	4,378
*Sotheby's Holdings Class A	266,000	4,357
Gold Banc Corp., Inc.	310,200	4,290
Westamerica Bancorporation	85,500	4,270
Financial Federal Corp.	118,600	4,187
*Conseco, Inc.	217,475	4,184
WFS Financial, Inc.	91,765	4,125

Explorer Fund	Shares	Market Value^ (000)
HCC Insurance Holdings, Inc.	112,800	$ 4,012
Hudson United Bancorp	116,600	3,995
Protective Life Corp.	102,500	3,920
Jack Henry & Associates Inc.	218,000	3,747
A.G. Edwards & Sons, Inc.	88,200	3,502
*Ohio Casualty Corp.	140,500	3,295
*Sterling Financial Corp.	97,716	3,194
*eFunds Corp.	143,800	3,143
Investors Financial Services Corp.	74,800	3,138
Independent Bank Corp. (MI)	113,415	3,098
BankUnited Financial Corp.	126,000	3,009
Bank of the Ozarks, Inc.	96,500	2,989
*Danielson Holdings Corp.	203,700	2,925
Cousins Properties, Inc. REIT	106,600	2,878
Inland Real Estate Corp. REIT	184,019	2,825
*Kronos, Inc.	69,600	2,718
W Holding Co., Inc.	333,800	2,700
*Alleghany Corp.	9,996	2,699
Advance America Cash
Advance Centers Inc.	173,600	2,418
First BanCorp Puerto Rico	66,400	2,408
Certegy, Inc.	65,900	2,401
Equity Lifestyle
Properties, Inc. REIT	56,100	2,053
Commercial Capital Bancorp, Inc.	126,800	2,002
Wintrust Financial Corp.	43,500	1,997
New Century REIT, Inc.	43,300	1,968
Umpqua Holdings Corp.	88,200	1,960
*Markel Corp.	5,600	1,921
*Encore Capital Group, Inc.	118,803	1,859
McGrath RentCorp	83,400	1,851
Arden Realty Group, Inc. REIT	49,300	1,759
Scottish Re Group Ltd.	74,000	1,738
*TNS Inc.	93,000	1,726
Wilmington Trust Corp.	48,000	1,697
Hanmi Financial Corp.	104,201	1,527
Irwin Financial Corp.	71,000	1,425
Old Second Bancorp, Inc.	47,700	1,412
CBL & Associates
Properties, Inc. REIT	18,200	1,408
CVB Financial Corp.	66,225	1,139
Global Signal, Inc. REIT	37,000	1,104
LaSalle Hotel Properties REIT	30,200	917
*Argonaut Group, Inc.	44,800	881
MoneyGram International, Inc.	44,200	857
Fidelity Bankshares, Inc.	35,550	820
*FelCor Lodging Trust, Inc. REIT	51,300	628
*Asset Acceptance Capital Corp.	24,836	508
NewAlliance Bancshares, Inc.	32,300	423
Waddell & Reed Financial, Inc.	18,000	313
*Credit Acceptance Corp.	12,800	240

		987,065

Health Care (19.3%)
Bausch & Lomb, Inc.	739,700	55,477
*Humana Inc.	1,172,800	40,638
*Covance, Inc.	840,490	38,360
Cooper Cos., Inc.	564,444	38,128
*Henry Schein, Inc.	917,690	34,423
*Triad Hospitals, Inc.	646,266	33,121
*Pharmaceutical Product
Development, Inc.	687,396	31,194
*CONMED Corp.	995,125	29,575
*Respironics, Inc.	414,885	26,217
*Lincare Holdings, Inc.	586,800	25,045
*Protein Design Labs, Inc.	1,380,202	24,678
*Charles River Laboratories, Inc.	514,653	24,379
*Human Genome Sciences, Inc.	2,151,000	22,241
DENTSPLY International Inc.	404,750	22,124
*Affymetrix, Inc.	475,900	21,944
*Dade Behring Holdings Inc.	351,900	21,702
*DaVita, Inc.	531,269	21,409
*Millennium Pharmaceuticals, Inc.	2,360,700	20,680
Manor Care, Inc.	587,000	19,576
*Amylin Pharmaceuticals, Inc.	1,146,600	19,492
*Health Net Inc.	567,000	19,295
*Impax Laboratories, Inc.	1,168,478	19,011
*Transkaryotic Therapies, Inc.	558,400	18,919
*Intuitive Surgical, Inc.	416,764	17,896
*Advanced Medical Optics, Inc.	476,600	17,625
*Immucor Inc.	586,526	17,502
*Coventry Health Care Inc.	253,150	17,323
Mentor Corp.	467,000	17,139
*Kissei Pharmaceutical Co., Ltd.	805,000	16,893
*IDEXX Laboratories Corp.	294,998	16,738
*Matria Healthcare, Inc.	605,700	16,735
*PacifiCare Health Systems, Inc.	279,500	16,703
*Cerner Corp.	285,888	16,599
*Renal Care Group, Inc.	432,875	16,514
*Biosite Inc.	283,500	16,160
*IDX Systems Corp.	510,500	15,810
*Sybron Dental Specialties, Inc.	422,775	15,748
*ResMed Inc.	253,200	15,724
Arrow International, Inc.	473,956	15,707
*Salix Pharmaceuticals, Ltd.	1,067,014	15,258
*Abgenix, Inc.	2,150,300	14,988
*MGI Pharma, Inc.	674,180	14,866
*Invitrogen Corp.	197,605	14,479
Hogy Medical Co., Ltd.	311,500	14,289
*Watson Pharmaceuticals, Inc.	475,000	14,250
*LifePoint Hospitals, Inc.	319,900	14,220
*Techne Corp.	339,793	14,197
*Sierra Health Services, Inc.	210,700	13,630
*Serologicals Corp.	630,775	13,581

Explorer Fund	Shares	Market Value^ (000)
*United Therapeutics Corp.	280,503	$ 13,461
Beckman Coulter, Inc.	197,585	13,181
*Biogen Idec Inc.	360,000	13,046
*Beverly Enterprises, Inc.	1,102,700	12,924
*AMERIGROUP Corp.	366,900	12,886
*Edwards Lifesciences Corp.	290,900	12,811
Barr Pharmaceuticals Inc.	244,625	12,686
*Haemonetics Corp.	292,200	12,497
*First Horizon
Pharmaceutical Corp.	681,797	12,347
*Kinetic Concepts, Inc.	197,900	12,161
*Kindred Healthcare, Inc.	362,700	11,933
*Gen-Probe Inc.	223,400	11,212
IMS Health, Inc.	457,200	10,964
*Genesis Healthcare Corp.	273,964	10,931
*Chattem, Inc.	264,390	10,877
*Telik, Inc.	671,246	10,874
*NPS Pharmaceuticals Inc.	889,400	10,806
*ICOS Corp.	475,800	10,734
*Zymogenetics, Inc.	675,400	10,442
*United Surgical Partners
International, Inc.	235,250	10,410
*Connetics Corp.	466,008	10,125
*Cephalon, Inc.	225,200	9,886
*Qiagen NV	757,000	9,841
*CV Therapeutics, Inc.	491,300	9,738
*American Healthways Inc.	259,100	9,677
*IntraLase Corp.	550,000	9,196
*Pediatrix Medical Group, Inc.	134,700	9,172
*Martek Biosciences Corp.	239,525	9,167
*Centene Corp.	327,100	9,110
*Bruker BioSciences Corp.	2,776,200	9,050
PolyMedica Corp.	291,900	9,046
Invacare Corp.	215,901	8,843
*Apria Healthcare Group Inc.	290,700	8,750
Universal Health
Services Class B	153,700	8,721
*Axcan Pharma Inc.	598,100	8,631
*Hologic, Inc.	226,100	8,045
*Kensey Nash Corp.	290,534	7,984
*Andrx Group	399,300	7,950
*Cambridge Antibody
Technology Group	713,000	7,665
*WebMD Corp.	800,000	7,600
*STERIS Corp.	312,400	7,398
*Vertex Pharmaceuticals, Inc.	764,400	7,292
*Community Health Systems, Inc.	199,495	7,272
*NeighborCare Inc.	245,500	7,051
*Wellcare Group Inc.	238,655	7,040
*Kos Pharmaceuticals, Inc.	145,200	6,994
Medicis Pharmaceutical Corp.	236,500	6,646
*Psychiatric Solutions, Inc.	150,900	6,492
*Alkermes, Inc.	563,800	6,343
*Accredo Health, Inc.	137,500	6,229
*Molina Healthcare Inc.	140,300	6,138
*Per-Se Technologies, Inc.	391,856	6,097
*Medarex, Inc.	844,000	5,976
*Gentiva Health Services, Inc.	293,994	5,756
*QLT Inc.	528,600	5,667
Shire Pharmaceuticals
Group PLC ADR	180,300	5,604
*Cell Genesys, Inc.	1,183,600	5,516
*Chiron Corp.	160,000	5,464
*Pharmion Corp.	230,200	5,318
Varian Medical Systems, Inc.	155,225	5,237
*The Medicines Co.	232,600	4,966
Omnicare, Inc.	142,250	4,932
*DJ Orthopedics Inc.	194,848	4,900
*Neurocrine Biosciences, Inc.	137,756	4,816
*Endo Pharmaceuticals
Holdings, Inc.	241,200	4,788
*Eon Labs, Inc.	151,100	4,515
Quality Systems, Inc.	91,200	4,339
*Nektar Therapeutics	303,000	4,321
Diagnostic Products Corp.	83,500	4,050
*Enzon Pharmaceuticals, Inc.	504,200	3,908
*Vicuron Pharmaceuticals Inc.	237,833	3,889
*InterMune Inc.	350,000	3,780
*AmSurg Corp.	143,563	3,717
*Noven Pharmaceuticals, Inc.	221,500	3,684
*Priority Healthcare Corp. Class B	157,100	3,579
*Amedisys Inc.	116,000	3,481
*Ventana Medical Systems, Inc.	82,600	3,289
*Possis Medical Inc.	369,200	3,271
*Nuvelo, Inc.	558,700	3,257
Celgene Corp.	85,100	3,226
Perrigo Co.	167,800	3,074
*ImmunoGen, Inc.	592,000	2,990
*Merit Medical Systems, Inc.	235,471	2,979
*Digene Corp.	152,137	2,898
*Tanox, Inc.	298,079	2,868
*Cytyc Corp.	133,903	2,853
*Kyphon Inc.	103,507	2,707
*PSS World Medical, Inc.	240,828	2,688
*Onyx Pharmaceuticals, Inc.	84,500	2,610
*King Pharmaceuticals, Inc.	322,300	2,578
*Bio-Rad Laboratories, Inc. Class A	52,600	2,543
*SFBC International, Inc.	81,000	2,527
*VCA Antech, Inc.	107,800	2,510
*Molecular Devices Corp.	127,594	2,412
*INAMED Corp.	38,800	2,361
*Symmetry Medical Inc.	127,900	2,200

Explorer Fund	Shares	Market Value^ (000)
*Alliance Imaging, Inc.	195,200	$ 2,038
*Regeneron Pharmaceuticals, Inc.	361,900	2,012
Vital Signs, Inc.	47,786	1,950
Valeant Pharmaceuticals
International	92,400	1,917
*K-V Pharmaceutical Co. Class A	73,850	1,728
*Ligand Pharmaceuticals Inc.
Class B	323,898	1,710
*NitroMed, Inc.	111,200	1,662
*Stericycle, Inc.	34,099	1,660
*LabOne, Inc.	43,899	1,540
*Keryx Biopharmaceuticals, Inc.	102,534	1,486
*Myriad Genetics, Inc.	88,500	1,430
*RehabCare Group, Inc.	46,200	1,387
*Odyssey Healthcare, Inc.	104,550	1,195
*ICU Medical, Inc.	32,400	1,148
*Applera Corp.-Celera
Genomics Group	123,600	1,137
*AtheroGenics, Inc.	105,600	1,134
*PAREXEL International Corp.	48,900	891
*SciClone Pharmaceuticals, Inc.	371,300	828
*Immunomedics Inc.	296,400	640
*CorVel Corp.	19,000	390
*OSI Pharmaceuticals, Inc.	5,900	279

		1,730,780

Integrated Oils (0.3%)
*Western Oil Sand Inc.	418,400	18,590
*KCS Energy, Inc.	397,000	5,574
Niko Resources Ltd.	65,800	2,779
Duvernay Oil Corp.	94,800	2,002
Delta Petroleum Corp.	99,050	1,107

		30,052

Other Energy (5.6%)
*Cal Dive International, Inc.	844,900	37,581
*Grey Wolf, Inc.	5,120,995	30,726
Patterson-UTI Energy, Inc.	1,137,000	27,254
*National-Oilwell Varco Inc.	632,700	25,143
IHC Caland NV	326,747	21,373
*Unit Corp.	549,200	21,067
St. Mary Land & Exploration Co.	928,798	20,155
CARBO Ceramics Inc.	299,600	19,887
*Grant Prideco, Inc.	809,704	17,959
*TETRA Technologies, Inc.	600,400	16,229
*Pride International, Inc.	622,100	13,873
*FMC Technologies Inc.	383,300	11,625
Patina Oil & Gas Corp.	278,224	10,684
Helmerich & Payne, Inc.	277,800	10,679
*Global Power
Equipment Group Inc.	1,100,000	9,966
*Whiting Petroleum Corp.	315,750	9,558
*Denbury Resources, Inc.	284,200	9,020
Equitable Resources, Inc.	155,000	8,934
*Tesoro Petroleum Corp.	218,600	8,294
Rowan Cos., Inc.	308,200	8,177
*OPTI Canada, Inc.	423,800	8,156
*Cimarex Energy Co.	200,500	7,118
*Spinnaker Exploration Co.	222,310	7,116
*Hydrill Co.	127,300	6,696
XTO Energy, Inc.	215,933	6,515
*Energy Partners, Ltd.	282,758	6,464
*Atwood Oceanics, Inc.	111,200	6,346
Range Resources Corp.	277,600	6,288
Peabody Energy Corp.	136,800	5,988
Ultra Petroleum Corp.	112,875	5,698
*Encore Acquisition Co.	151,889	5,577
Vintage Petroleum, Inc.	174,400	5,038
Premcor, Inc.	75,200	4,974
*Harvest Natural Resources, Inc.	442,800	4,778
CONSOL Energy, Inc.	105,700	4,570
Massey Energy Co.	119,400	4,312
ENSCO International, Inc.	131,700	4,293
*Remington Oil & Gas Corp.	142,500	4,157
*Hornbeck Offshore Services, Inc.	179,425	4,127
Holly Corp.	117,000	4,010
*Superior Energy Services, Inc.	258,025	3,839
*Todco	170,500	3,794
*Pioneer Drilling Co.	277,375	3,659
*Swift Energy Co.	135,900	3,578
Noble Energy, Inc.	55,600	3,565
Chesapeake Energy Corp.	161,335	3,104
*Comstock Resources, Inc.	114,800	2,904
*Plains Exploration &
Production Co.	89,500	2,880
*W-H Energy Services, Inc.	125,900	2,772
*FuelCell Energy, Inc.	341,500	2,732
*Oil States International, Inc.	129,900	2,638
*Newfield Exploration Co.	36,950	2,625
*Petroleum Development Corp.	100,900	2,583
*Oceaneering International, Inc.	78,100	2,562
*Stone Energy Corp.	51,000	2,292
*Alpha Natural Resources, Inc.	98,500	2,280
*Capstone Turbine Corp.	1,849,176	2,090
*Calpine Corp.	156,500	280
Cabot Oil & Gas Corp.	150	4

		500,586

Materials & Processing (5.9%)
Watsco, Inc.	723,100	31,375
Chicago Bridge & Iron Co. N.V	1,210,250	27,085
Precision Castparts Corp.	362,640	26,712
The St. Joe Co.	348,200	24,231
Cytec Industries, Inc.	491,100	22,650
*Crown Holdings, Inc.	1,349,500	20,309

Explorer Fund	Shares	Market Value^ (000)
Fluor Corp.	375,200	$ 19,345
*Maverick Tube Corp.	599,300	17,434
*Trex Co., Inc.	384,500	15,449
Minerals Technologies, Inc.	220,600	14,410
Ferro Corp.	750,900	13,606
Hughes Supply, Inc.	518,400	13,530
*Armor Holdings, Inc.	365,900	12,810
*Pactiv Corp.	593,600	12,727
URS Corp.	389,100	11,965
Allegheny Technologies Inc.	530,200	11,876
Corn Products International, Inc.	454,400	10,006
*Scotts Miracle-Gro Co.	130,100	9,419
Ball Corp.	228,300	9,018
Commercial Metals Co.	330,000	8,418
Steel Dynamics, Inc.	297,900	8,097
*NCI Building Systems, Inc.	245,425	7,957
Georgia Gulf Corp.	215,100	7,939
*Lone Star Technologies, Inc.	185,600	7,227
*Jacobs Engineering Group Inc.	141,600	6,897
Worthington Industries, Inc.	411,300	6,688
Brookfield Homes Corp.	153,800	6,603
Lyondell Chemical Co.	241,300	6,054
*Mobile Mini, Inc.	166,806	5,848
Forest City Enterprise Class A	90,900	5,740
*Energy Conversion Devices, Inc.	248,009	5,590
Texas Industries, Inc.	120,800	5,579
Mueller Industries Inc.	215,200	5,574
Southern Peru Copper Corp.	108,100	5,528
*W.R. Grace & Co.	583,600	5,474
*Cabot Microelectronics Corp.	185,800	5,349
Harsco Corp.	94,725	5,082
Carpenter Technology Corp.	88,600	4,900
Schnitzer Steel
Industries, Inc. Class A	198,900	4,899
Sonoco Products Co.	162,800	4,410
*Terra Industries, Inc.	609,900	4,208
Building Materials Holding Corp.	73,200	4,022
*Owens-Illinois, Inc.	159,100	3,901
Simpson Manufacturing Co.	141,600	3,823
*Dycom Industries, Inc.	155,600	3,619
*Rogers Corp.	104,000	3,592
*AK Steel Corp.	487,900	3,537
Ashland, Inc.	52,200	3,510
ElkCorp	127,550	3,507
Airgas, Inc.	156,600	3,433
*NS Group Inc.	105,700	3,040
*USG Corp.	72,200	3,032
Eastman Chemical Company	51,600	2,786
Bemis Co., Inc.	97,800	2,695
*FMC Corp.	53,300	2,612
Silgan Holdings, Inc.	40,265	2,463
Cabot Corp.	75,400	2,303
*Hexcel Corp.	135,000	2,214
*DHB Industries, Inc.	332,900	2,210
Engelhard Corp.	61,300	1,878
Florida Rock Industries, Inc.	27,800	1,615
Ryerson Tull, Inc.	153,900	1,608
Neenah Paper Inc.	50,100	1,508
*Ceradyne, Inc.	66,998	1,331
Apogee Enterprises, Inc.	100,484	1,294
MacDermid, Inc.	38,900	1,181
*GrafTech International Ltd.	294,900	1,124
*Tejon Ranch Co.	18,300	812
*Encore Wire Corp.	78,520	715
*Exide Technologies	65,028	676
Crompton Corp.	36,000	506

		528,565

Producer Durables (6.9%)
United Defense Industries Inc.	496,700	36,746
Donaldson Co., Inc.	1,159,050	34,481
Plantronics, Inc.	733,500	23,098
*Toll Brothers, Inc.	294,100	22,293
*Meritage Corp.	336,900	21,322
Garmin Ltd.	532,100	21,018
Joy Global Inc.	581,200	19,685
*NVR, Inc.	25,500	18,318
MDC Holdings, Inc.	268,249	17,538
Ryland Group, Inc.	270,200	16,590
*Hovnanian Enterprises Inc.
Class A	305,100	15,490
Graco, Inc.	452,715	15,288
Tektronix, Inc.	633,700	13,726
*Moog Inc.	454,775	13,557
*Polycom, Inc.	883,100	13,476
*Mettler-Toledo International Inc.	282,999	12,976
Cummins Inc.	189,700	12,900
*Esterline Technologies Corp.	397,300	12,841
Bucyrus International, Inc.	321,400	12,515
Pentair, Inc.	292,450	11,634
*Symmetricom Inc.	1,000,000	10,300
*Paxar Corp.	543,800	9,745
KB HOME	169,200	9,644
Engineered Support
Systems, Inc.	272,812	9,636
*Rayovac Corp.	262,000	9,547
*Arris Group Inc.	1,215,375	9,225
Standard Pacific Corp.	124,300	8,901
*Varian Semiconductor
Equipment Associates, Inc.	237,800	8,868
*AGCO Corp.	465,100	8,000
Beazer Homes USA, Inc.	171,000	7,798
*BE Aerospace, Inc.	635,245	7,712

Explorer Fund	Shares	Market Value^ (000)
*Actuant Corp.	172,600	$ 7,351
*ESCO Technologies Inc.	93,300	6,841
*Sonic Solutions, Inc.	444,400	6,528
United Industrial Corp.	226,800	6,375
*Photronics Inc.	400,369	6,366
*American Tower Corp. Class A	361,395	6,227
Mine Safety Appliances Co.	172,000	6,140
*Orbital Sciences Corp.	584,900	5,451
Lincoln Electric Holdings, Inc.	172,400	5,267
*Crown Castle International Corp.	321,700	5,189
JLG Industries, Inc.	246,000	5,013
*Alliant Techsystems, Inc.	69,700	4,822
Curtiss-Wright Corp.	88,100	4,775
ATMI, Inc.	204,700	4,691
*Gardner Denver Inc.	116,010	4,239
*Metrologic Instruments, Inc.	286,500	3,845
Roper Industries Inc.	54,500	3,688
*LAM Research Corp.	142,695	3,660
CTS Corp.	342,500	3,613
*Palm Harbor Homes, Inc.	210,000	3,578
*Champion Enterprises, Inc.	358,600	3,385
IDEX Corp.	88,575	3,299
*Mattson Technology, Inc.	483,307	3,069
Diebold, Inc.	62,900	3,042
*Littelfuse, Inc.	107,200	2,888
Watts Water Technologies, Inc.	90,475	2,827
Levitt Corp. Class A	110,300	2,766
*Credence Systems Corp.	437,775	2,754
*Imagistics International Inc.	87,899	2,360
*Brooks Automation, Inc.	178,025	2,289
Applied Industrial Technology, Inc.	81,800	2,282
*Dionex Corp.	51,300	2,203
*General Cable Corp.	178,200	2,165
Steelcase Inc.	163,600	2,150
*Viisage Technology, Inc.	600,000	1,806
FEI Co.	99,750	1,798
Keithley Instruments Inc.	123,400	1,714
The Middleby Corp.	35,100	1,546
Ametek, Inc.	38,500	1,458
Herman Miller, Inc.	50,500	1,444
*Thomas & Betts Corp.	46,200	1,438
Applied Signal Technology, Inc.	72,200	1,409
*Rudolph Technologies, Inc.	98,800	1,275
*Cymer, Inc.	48,700	1,207
*William Lyon Homes, Inc.	13,000	1,149
*Andrew Corp.	75,000	920
Stewart & Stevenson
Services, Inc.	23,900	574
*Entegris Inc.	64,700	557

		624,301

Technology (15.7%)
*CACI International, Inc.	631,900	39,254
*Hutchinson Technology, Inc.	964,800	35,736
*Western Digital Corp.	2,772,500	35,183
*Ingram Micro, Inc. Class A	2,088,300	34,791
Acxiom Corp.	1,789,900	34,008
*Hyperion Solutions Corp.	628,586	25,565
*Red Hat, Inc.	2,291,700	24,636
Harris Corp.	844,000	23,801
*Brocade Communications
Systems, Inc.	5,401,700	23,551
*Cree, Inc.	967,673	23,408
*Sapient Corp.	3,161,539	22,605
*Anteon International Corp.	534,025	22,322
*Foundry Networks, Inc.	2,587,100	21,732
*Benchmark Electronics, Inc.	784,100	21,202
*Trimble Navigation Ltd.	586,900	20,201
*F5 Networks, Inc.	462,722	19,809
*Progress Software Corp.	732,570	19,545
*International Rectifier Corp.	453,775	19,304
*Digital River, Inc.	701,200	18,652
*Tessera Technologies, Inc.	678,945	18,033
Amphenol Corp.	454,800	17,937
*OmniVision Technologies, Inc.	1,280,600	17,928
*Cognizant Technology
Solutions Corp.	421,992	17,728
*Avid Technology, Inc.	351,563	17,406
*Microsemi Corp.	1,007,107	17,040
*WebEx Communications, Inc.	734,000	16,016
*SERENA Software, Inc.	835,600	15,901
*Comverse Technology, Inc.	690,915	15,746
*QLogic Corp.	472,400	15,703
*Maxtor Corp.	3,191,000	15,476
*ON Semiconductor Corp.	4,374,797	15,049
*Cadence Design Systems, Inc.	1,018,200	14,255
*Silicon Image, Inc.	1,393,314	14,031
*MICROS Systems, Inc.	349,200	13,846
*Agere Systems Inc. Class A	11,480,800	13,433
*Electronics for Imaging, Inc.	806,800	13,248
*MEMC Electronic
Materials, Inc.	1,114,096	13,068
*Websense, Inc.	244,300	12,960
*j2 Global Communications, Inc.	345,200	12,331
*Trident Microsystems, Inc.	700,000	11,921
Symbol Technologies, Inc.	886,900	11,858
*NICE-Systems Ltd.	335,525	11,800
SS&C Technologies, Inc.	461,300	11,722
*Avocent Corp.	451,867	11,360
*Macromedia, Inc.	282,395	11,186
*Internet Security Systems, Inc.	562,400	10,939
*Parametric Technology Corp.	2,041,206	10,859

Explorer Fund	Shares	Market Value^ (000)
*Extreme Networks, Inc.	2,435,700	$ 10,839
PerkinElmer, Inc.	573,800	10,615
*Ixia	660,600	10,576
*Synaptics Inc.	581,500	10,543
*Informatica Corp.	1,363,720	10,542
*Wind River Systems Inc.	812,138	10,542
*Witness Systems, Inc.	595,000	10,478
*ANSYS, Inc.	336,432	10,241
Affiliated Computer
Services, Inc. Class A	214,650	10,232
*SpectraSite, Inc.	180,475	10,130
Reynolds & Reynolds Class A	377,600	9,957
*Digitas Inc.	958,075	9,552
*MicroStrategy Inc.	211,968	9,227
*Concur Technologies, Inc.	1,100,000	9,163
*CIENA Corp.	3,878,500	8,921
Scientific-Atlanta, Inc.	290,800	8,893
*ScanSource, Inc.	188,025	8,696
*ManTech International Corp.	356,000	8,562
Applera Corp.-Applied
Biosystems Group	400,000	8,480
*RSA Security Inc.	770,100	8,271
*McAfee Inc.	381,100	7,969
*Essex Corp.	516,200	7,929
*SRA International, Inc.	121,000	7,907
*Jupitermedia Corp.	618,791	7,865
*Coherent, Inc.	239,700	7,690
*Openwave Systems Inc.	541,475	7,250
*PalmOne, Inc.	326,900	7,005
*Ariba, Inc.	1,152,725	6,962
*Skyworks Solutions, Inc.	1,292,900	6,775
*Transaction Systems
Architects, Inc.	319,000	6,613
*Opsware, Inc.	1,369,400	6,546
*Agile Software Corp.	979,100	6,433
*InterVoice, Inc.	583,772	6,261
*@ Road, Inc.	1,840,200	6,238
*Novatel Wireless, Inc.	652,664	5,848
*Atheros Communications	787,900	5,736
*Perot Systems Corp.	445,066	5,621
*Ditech Communications Corp.	496,181	5,612
*Tekelec	410,300	5,584
*Epicor Software Corp.	500,729	5,513
*Multi-Fineline Electronix, Inc.	279,088	5,442
Ceridian Corp.	322,475	5,440
*UNOVA, Inc.	303,600	5,392
*Komag, Inc.	229,238	5,392
*(2) Hifn, Inc.	855,500	5,193
*Ulticom, Inc.	578,700	5,168
*Anixter International Inc.	139,800	5,161
*Kanbay International Inc.	281,350	5,059
*Akamai Technologies, Inc.	427,538	5,049
*SigmaTel Inc.	192,000	5,028
*Comtech Telecommunications
Corp	134,300	4,715
*Sycamore Networks, Inc.	1,393,000	4,680
National Semiconductor Corp.	241,025	4,599
Intermagnetics General Corp.	172,475	4,236
*DRS Technologies, Inc.	95,600	4,230
*FLIR Systems, Inc.	157,305	4,183
*Keane, Inc.	350,500	4,171
*Macrovision Corp.	200,100	4,092
*Cirrus Logic, Inc.	910,285	3,841
*Aspect Communications Corp.	449,600	3,826
*Integrated Circuit Systems, Inc.	202,900	3,707
Microchip Technology, Inc.	124,190	3,537
Autodesk, Inc.	110,380	3,513
EDO Corp.	117,400	3,502
*DSP Group Inc.	145,200	3,499
*FormFactor Inc.	151,925	3,470
*Marvell Technology Group Ltd.	101,270	3,391
*SafeNet, Inc.	118,795	3,320
*Jabil Circuit, Inc.	117,885	3,254
*Siebel Systems, Inc.	353,250	3,179
*The Titan Corp.	174,000	3,123
*Aeroflex, Inc.	376,363	2,985
*Dendrite International, Inc.	189,700	2,925
*Innovative Solutions and
Support, Inc.	91,800	2,897
*Westell Technologies, Inc.	547,099	2,834
*Citrix Systems, Inc.	119,400	2,686
*Integrated Device
Technology Inc.	237,325	2,539
*Cypress Semiconductor Corp.	204,300	2,450
*Packeteer, Inc.	206,300	2,410
*Stratex Networks, Inc.	1,850,600	2,406
*Salesforce.com, Inc.	161,325	2,336
*TTM Technologies, Inc.	251,260	2,264
*Standard Microsystem Corp.	155,700	2,203
*Tyler Technologies, Inc.	379,700	2,195
*Anaren, Inc.	224,865	2,188
*Cognos Inc.	55,275	2,092
*Micrel, Inc.	216,000	2,030
*Blackboard Inc.	109,700	1,990
*ViaSat, Inc.	110,500	1,968
*TIBCO Software Inc.	261,600	1,868
*CommScope, Inc.	125,200	1,768
*Emageon Inc.	109,000	1,719
*Borland Software Corp.	284,500	1,653
*Herley Industries Inc.	81,700	1,481
*Quantum Corp.	600,400	1,441
BEI Technologies, Inc.	60,272	1,386

Explorer Fund	Shares	Market Value^ (000)
*Varian, Inc.	40,801	$ 1,353
*Plumtree Software, Inc.	297,000	1,337
QAD Inc.	158,917	1,302
RadiSys Corp.	83,325	1,167
*Siliconix, Inc.	34,207	1,128
*RF Micro Devices, Inc.	271,900	1,066
*Semtech Corp.	60,100	1,015
*Harmonic, Inc.	181,000	997
Inter-Tel, Inc.	51,100	973
*Quest Software, Inc.	82,000	973
*Excel Technology, Inc.	40,400	848
*Open Solutions Inc.	42,200	789
*Pixelworks, Inc.	101,809	784
*McDATA Corp. Class A	251,700	775
*ESS Technology, Inc.	177,300	681
*Micromuse Inc.	101,200	523
*Secure Computing Corp.	34,700	307
*Gartner, Inc. Class A	17,500	148

		1,415,174

Utilities (2.4%)
*Nextel Partners, Inc.	2,473,800	58,184
*UbiquiTel Inc.	2,991,625	21,629
*Philippine Long Distance
Telephone Co. ADR	578,800	14,916
PNM Resources Inc.	513,700	14,204
*Western Wireless Corp.
Class A	251,200	9,845
*General Communication, Inc.	1,140,000	9,622
*Southwestern Energy Co.	158,801	9,330
Western Gas Resources, Inc.	267,300	8,930
FairPoint Communications, Inc.	536,300	7,873
Energen Corp.	112,000	6,938
*Telecom Argentina SA ADR	564,000	6,458
Questar Corp.	97,800	5,712
*NII Holdings Inc.	112,900	5,653
SCANA Corp.	134,100	5,208
*Commonwealth Telephone
Enterprises, Inc.	95,739	4,448
*Cincinnati Bell Inc.	1,036,500	4,146
*Premiere Global Services, Inc.	315,983	3,413
*Mediacom Communications Corp.	531,744	2,941
ONEOK, Inc.	92,600	2,672
Duquesne Light Holdings, Inc.	138,800	2,441
DPL Inc.	89,800	2,284
*USA Mobility, Inc.	70,500	2,111
*Intrado Inc.	163,128	2,057
*Primus Telecommunications
Group, Inc.	1,079,103	1,629
UGI Corp. Holding Co.	30,900	1,552
*Centennial Communications
Corp. Class A	75,000	862

		215,058

Other (0.5%)
Brunswick Corp.	335,700	$14,099
Carlisle Co., Inc.	138,350	9,936
*McDermott International, Inc.	379,100	7,700
Walter Industries, Inc.	189,153	6,488
Lancaster Colony Corp.	92,900	3,861
SPX Corp.	76,700	2,968

		45,052

TOTAL COMMON STOCKS
(Cost $7,783,296)		8,561,900

TEMPORARY INVESTMENTS (7.7%)(1)
Exchange-Traded Funds (1.5%)
Vanguard Index Participation
Equity Receipts-
Small-Cap	1,982,703	102,129
Small-Cap Growth	755,800	36,913

		139,042

Money Market Fund (5.6%)
Vanguard Market
Liquidity Fund,
2.829	360,724,850	360,725
Vanguard Market
Liquidity Fund,
2.829%**-Note G	145,078,400	145,078

		505,803

	Face
	Amount
	(000)

Repurchase Agreement (0.3%)
Goldman Sachs & Co.
2.970%, 5/2/2005
(Dated 4/29/2005,
Repurchase Value
$22,906,000, collateralized
by Federal Home Loan Bank,
3.125%, 9/15/2006, and
Federal Home Loan Mortgage
Corp., 2.500%, 12/30/2005)	$22,900	22,900

U.S. Government and Agency Obligations (0.3%)
Federal Home Loan Mortgage Corp.†
(3)3.002%, 7/19/2005	21,000	20,864
U.S. Treasury Bill
3.082%, 9/22/2005	2,600	2,569

		23,433

TOTAL TEMPORARY INVESTMENTS
(Cost $686,659)		691,178

TOTAL INVESTMENTS (102.9%)
(Cost $8,469,955)		9,253,078

Market Value^ (000)
OTHER ASSETS AND LIABILITIES (–2.9%)
Other Assets–Note C	$142,906
Payables for Investment
Securities Purchased	(232,327)
Other Liabilities–Note G	(167,701)

(257,122)

NET ASSETS (100%)	$8,995,956

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and exchange-traded funds. After giving effect to these investments, the fund’s effective common stock and temporary cash investment positions represent 98.4% and 4.5%, respectively, of net assets. See Note E in Notes to Financial Statements.
(2)Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. See Note I in Notes to Financial Statements.
(3)Securities with a value of $20,864,000 and cash of $2,600,000 have been segregated as initial margin for open futures contracts.
ADR-American Depositary Receipts.
REIT—Real Estate Investment Trust.

Amount (000)
AT APRIL 30, 2005, NET ASSETS CONSISTED OF:
Paid-in Capital	$7,762,124
Accumulated Net Investment Losses	(4,987)
Accumulated Net Realized Gains	463,881
Unrealized Appreciation (Depreciation)
Investment Securities	783,123
Futures Contracts	(8,185)

NET ASSETS	$8,995,956

Investor Shares-Net Assets
Applicable to 111,307,431 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$7,618,788

NET ASSET VALUE PER SHARE-
INVESTOR SHARES	$68.45

Admiral Shares-Net Assets
Applicable to 21,600,784 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,377,168

NET ASSET VALUE PER SHARE-
ADMIRAL SHARES	$63.76

See Note E in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

Explorer Fund Six Months Ended April 30, 2005 (000)
INVESTMENT INCOME
Income
Dividends	$21,994
Interest	5,408
Security Lending	726

Total Income	28,128

Expenses
Investment Advisory Fees-Note B
Basic Fee	7,551
Performance Adjustment	643
The Vanguard Group-Note C
Management and Administrative
Investor Shares	13,848
Admiral Shares	1,346
Marketing and Distribution
Investor Shares	578
Admiral Shares	111
Custodian Fees	46
Shareholders' Reports
Investor Shares	208
Admiral Shares	—
Trustees' Fees and Expenses	10

Total Expenses	24,341
Expenses Paid Indirectly-Note D	(239)

Net Expenses	24,102

NET INVESTMENT INCOME	4,026

REALIZED NET GAIN (LOSS)
Investment Securities Sold	459,554
Futures Contracts	8,372

REALIZED NET GAIN (LOSS)	467,926

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities	(291,900)
Futures Contracts	(10,106)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	(302,006)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$169,946

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	Explorer Fund
	Six Months Ended Apr. 30, 2005 (000)	Year Ended Oct. 31, 2004 (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income (Loss)	$4,026	$(6,788)
Realized Net Gain (Loss)	467,926	607,899
Change in Unrealized Appreciation (Depreciation)	(302,006)	(209,385)

Net Increase (Decrease) in Net Assets Resulting from Operations	169,946	391,726

Distributions
Net Investment Income
Investor Shares	—	—
Admiral Shares	—	—
Realized Capital Gain
Investor Shares	(8,028)	—
Admiral Shares	(1,311)	—

Total Distributions	(9,339)	—

Capital Share Transactions-Note H
Investor Shares	170,599	1,288,479
Admiral Shares	202,199	399,501

Net Increase (Decrease) from Capital Share Transactions	372,798	1,687,980

Total Increase (Decrease)	533,405	2,079,706

Net Assets
Beginning of Period	8,462,551	6,382,845

End of Period	$8,995,956	$8,462,551

FINANCIAL HIGHLIGHTS

This table summarizes the fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

Explorer Fund Investor Shares
		Year Ended October 31,
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$67.01	$63.17	$44.60	$51.91	$77.28	$61.49

Investment Operations
Net Investment Income (Loss)	.024	(.05)	(.012)	(.005)	.15	.25
Net Realized and Unrealized Gain (Loss) on Investments	1.489	3.89	18.587	(7.200)	(11.36)	23.80

Total from Investment Operations	1.513	3.84	18.575	(7.205)	(11.21)	24.05

Distributions
Dividends from Net Investment Income	—	—	(.005)	(.105)	(.25)	(.23)
Distributions from Realized Capital Gains	(.073)	—	—	—	(13.91)	(8.03)

Total Distributions	(.073)	—	(.005)	(.105)	(14.16)	(8.26)

Net Asset Value, End of Period	$68.45	$67.01	$63.17	$44.60	$51.91	$77.28

Total Return	2.25%	6.08%	41.65%	-13.93%	-16.22%	42.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,619	$7,302	$5,662	$3,432	$3,996	$4,566
Ratio of Total Expenses to Average Net Assets*	0.55%**	0.57%	0.72%	0.70%	0.72%	0.71%
Ratio of Net Investment Income (Loss)
to Average Net Assets	0.07%**	(0.11%)	(0.08%)	(0.01%)	0.24%	0.36%
Portfolio Turnover Rate	86%**	82%	77%	69%	77%	123%

*Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.02%, 0.07%, 0.07%, 0.06%, and 0.05%. **Annualized.

Explorer Fund Admiral Shares
	Six Months Ended	Year Ended October 31,		Nov.12, 2001* to Oct. 31,
For a Share Outstanding Throughout Each Period	April 30, 2005	2004	2003	2002
Net Asset Value, Beginning of Period	$62.37	$58.71	$41.43	$50.00

Investment Operations
Net Investment Income (Loss)	.077	.04	.064	.035
Net Realized and Unrealized Gain (Loss) on Investments	1.381	3.62	17.259	(8.498)

Total from Investment Operations	1.458	3.66	17.323	(8.463)

Distributions
Dividends from Net Investment Income	—	—	(.043)	(.107)
Distributions from Realized Capital Gains	(.068)	—	—	—
Total Distributions	(.068)	—	(.043)	(.107)

Net Asset Value, End of Period	$63.76	$62.37	$58.71	$41.43

Total Return	2.33%	6.23%	41.85%	-16.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,377	$1,161	$721	$293
Ratio of Total Expenses to Average Net Assets**	0.40%†	0.43%	0.57%	0.61%†
Ratio of Net Investment Income (Loss) to Average Net Assets	0.21%†	0.04%	0.05%	0.13%†
Portfolio Turnover Rate	86%†	82%	77%	69%

*Inception **Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.02%, 0.07%, and 0.07%. †Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Explorer Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. Futures Contracts: The fund uses Nasdaq 100 and Russell 2000 Index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. Grantham, Mayo, Van Otterloo & Co. LLC, Granahan Investment Management, Inc., Wellington Management Company, LLP, Chartwell Investment Partners, and beginning February 1, 2005, Kalmar Investment Advisers each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of each advisor, except Kalmar Investment Advisers, are subject to quarterly adjustments based on performance for the preceding three years relative to the Russell 2000 Growth Index for periods prior to January 31, 2003, and their new benchmark, the Russell 2500 Growth Index, beginning January 31, 2003. The benchmark change will be fully phased in by January 2006. In accordance with the advisory contract entered into with Kalmar Investment Advisers in February 2005, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index beginning February 1, 2007.

The Vanguard Group provides investment advisory services to a portion of the fund on an at-cost basis; the fund paid Vanguard advisory fees of $409,000 for the six months ended April 30, 2005.

For the six months ended April 30, 2005, the aggregate investment advisory fee represented an effective annual basic rate of 0.16% of the fund’s average net assets before an increase of $643,000 (0.01%) based on performance.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2005, the fund had contributed capital of $1,172,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.17% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2005, these arrangements reduced the fund’s management and administrative expenses by $224,000 and custodian fees by $15,000. The total expense reduction represented an effective annual rate of 0.01% of the fund’s average net assets.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2005, net unrealized appreciation of investment securities for tax purposes was $783,123,000, consisting of unrealized gains of $1,455,183,000 on securities that had risen in value since their purchase and $672,060,000 in unrealized losses on securities that had fallen in value since their purchase.

At April 30, 2005, the aggregate settlement value of open futures contracts expiring in June 2005 and the related unrealized appreciation (depreciation) were:

		(000)
	Number of	Aggregate Settlement	Unrealized Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
Russell 2000 Index	237	$73,826	$(4,989)
E-mini Russell 2000 Index	756	46,196	(2,280)
E-mini Nasdaq 100 Index	780	22,826	(588)
Nasdaq 100 Index	39	5,887	(328)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. During the six months ended April 30, 2005, the fund purchased $4,334,255,000 of investment securities and sold $3,772,599,000 of investment securities, other than temporary cash investments.

G. The market value of securities on loan to broker/dealers at April 30, 2005, was $139,683,000, for which the fund received cash collateral of $145,078,000.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

H. Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2005		Year Ended October 31, 2004
	Amount (000)	Shares (000)	Amount (000)	Shares (000)
Investor Shares
Issued	$965,010	13,364	$2,451,079	36,994
Issued in Lieu of Cash Distributions	7,866	106	—	—
Redeemed	(802,277)	(11,124)	(1,162,600)	(17,671)

Net Increase (Decrease)-Investor Shares	170,599	2,346	1,288,479	19,323

Admiral Shares
Issued	373,641	5,546	760,028	12,207
Issued in Lieu of Cash Distributions	1,242	18	—	—
Redeemed	(172,684)	(2,578)	(360,527)	(5,868)

Net Increase (Decrease)-Admiral Shares	202,199	2,986	399,501	6,339

I. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the six months ended April 30, 2005, in securities of affiliated companies were as follows:

	(000)
		Current Period Transactions
	Oct. 31, 2004 Market Value	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Apr. 30, 2005 Market Value
Hollywood Media Corp.	$6,570	—	—	—	$8,979
Hifn, Inc.	—	$7,116	—	—	5,193

	$6,570			—	$14,172

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds. Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

Six Months Ended April 30, 2004
Explorer Fund	Beginning Account Value 10/31/2004	Ending Account Value 4/30/2005	Expenses Paid During Period*
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,022.50	$2.76
Admiral Shares	1,000.00	1,023.30	2.01

Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.07	$2.76
Admiral Shares	1,000.00	1,022.81	2.01

*The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.55% for Investor Shares and 0.40% for Admiral Shares. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

TRUSTEES APPROVE ADVISORY ARRANGEMENTS

The board of trustees of Vanguard Explorer Fund has renewed its investment advisory arrangements with Grantham, Mayo, Van Otterloo & Co. LLC (GMO), Kalmar Investment Advisers (Kalmar), and The Vanguard Group, Inc., three of the fund's investment advisors. The board determined that the retention of GMO, Kalmar, and Vanguard was in the best interests of the fund and its shareholders. The board will review the investment advisory agreements with the fund's other advisors-Chartwell Investment Partners, Granahan Investment Management, and Wellington Management Company, LLP-on different dates throughout 2005.

The board decided to renew the arrangements with GMO, Kalmar, and Vanguard based upon its most recent evaluation of each firm's investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board's decision.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered the quality of investment management over both short- and long-term periods, and took into account the organizational depth and stability of each firm.

• Grantham, Mayo, Van Otterloo & Co. LLC. GMO is stable and diverse, with assets under management of about $87 billion. Portfolio managers Christopher M. Darnell and Robert M. Soucy have worked in investment management since 1979 and 1987, respectively. They have advised a portion of the fund since 2000.

• Kalmar Investment Advisers. Kalmar is a fundamental high-quality manager with a track record of consistent success. The firm, founded in 1996, uses a disciplined fundamental investment strategy. Portfolio manager Ford B. Draper, Jr. has significant experience, having worked in investment management since 1967. Kalmar began advising a portion of the fund in 2005.

• The Vanguard Group. Vanguard, through its Quantitative Equity Group, has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985 and oversees more than $580 billion in assets (stocks and bonds). The group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

INVESTMENT PERFORMANCE

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. Each investment advisor has carried out its investment strategy in disciplined fashion, and the results provided by each advisor have been in line with expectations. The fund outperformed the average returns of its peer group over the one-, five-, and ten-year periods. Information about the fund's performance, including some of the data considered by the board, can be found in the "Performance Summary" section of this report.

COST

The fund's expense ratio was far below the average expense ratio charged by funds in the fund's peer group. The fund's advisory fees were also well below the peer-group average. Information about the fund's expense ratio appears in the "About Your Fund's Expenses" section of this report as well as in the "Financial Statements" section, which also includes information about the advisory fee rate. The board did not consider profitability of GMO and Kalmar in determining whether to approve the advisory fee. GMO and Kalmar are independent firms, and the advisory fee is the result of arm's-length negotiations. The board does not consider a "profitability" analysis of Vanguard because of Vanguard's unique "at-cost" structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and only produces "profits" in the form of reduced expenses for fund shareholders.

THE BENEFIT OF ECONOMIES OF SCALE

The board concluded that the fund's shareholders benefit from economies of scale because of breakpoints in the advisory fee schedule for GMO and Kalmar. The breakpoints reduce the effective rate of the fee as the fund's assets managed by GMO and Kalmar increase. The board also concluded that the Explorer Fund's low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund's assets managed by Vanguard increase.

The advisory arrangements with GMO, Kalmar, and Vanguard will continue for one year and are renewable by the fund's board after that for successive one-year periods.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (132)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES
Charles D. Ellis (1937) January 2001	Trustee (132)	The Partners of `63 (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta (1945) December 2001**	Trustee (132)	Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (132)	Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (129)	Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland) Limited (investment management) (since November 2001), BKF Capital (investment management), The Jeffrey Co. (holding company), and CareGain, Inc. (health care management).

André F. Perold (1952) December 2004	Trustee (132)	George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (132)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (132)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (132)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies served by The Vanguard Group since June 2001.

Thomas J. Higgins (1957) July 1998	Treasurer (132)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
**	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.

John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, Explorer, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information
This report is intended for the fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 800- 662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-942- 8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549–0102.

World Wide Web
www.vanguard.com

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800-662-7447

Direct Investor
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©2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q242 062005

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD EXPLORER FUND
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

VANGUARD EXPLORER FUND
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.